NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Accounting Policies [Abstract]
The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of October 31, 2021

The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of October 31, 2021:

	October 31, 2021	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative Liabilities – embedded redemption feature	$391,868	$—	$—	$391,868
Totals	$391,868	$—	$—	$391,868

The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of January 31, 2021 and January 31, 2020:

	January 31, 2021	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative Liabilities – embedded redemption feature	$213,741	$—	$—	$213,741
Totals	$213,741	$—	$—	$213,741

	January 31, 2020	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Derivative Liabilities – embedded redemption feature	$2,611,125	$—	$—	$2,611,125
Totals	$2,611,125	$—	$—	$2,611,125

The following table shows revenue split between proprietary and third party website revenue for the nine months ended October 31, 2021 and 2020

The following table shows revenue split between proprietary and third party website revenue for the nine months ended October 31, 2021 and 2020:

			Change
	2021	2020	$	%
Proprietary website revenue	$6,339,478	3,704,215	$2,635,263	71%
Third party website revenue	3,090,041	3,557,891	(467,850)	(13%	)
Total Revenue	$9,429,519	$7,262,106	$2,167,413	30%

The following table shows revenue split between proprietary and third party website revenue for the years ended January 31, 2021 and 2020:

			Change
	2021	2020	$	%
Proprietary website revenue	$4,200,624	$3,246,351	$954,273	29%
Third party website revenue	3,970,731	4,939,863	(969,132)	(20%	)
Total Revenue	$8,171,355	$8,186,214	$(14,859)	0%